Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Carrying Amounts of Financial Assets and Liabilities
The following tables present information about PEMEX’s carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy, as of December 31, 2019 and 2018. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.
Further, for the current year, the fair value of disclosure of lease liabilities is also not required.

	Carrying amount									Fair value hierarchy
As of December 31, 2019	FVTPL		FVOCI –debt instruments	FVOCI –equity instruments	Financial assets at amortized cost		Other financial liabilities	Total carrying amount		Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	Ps.	11,496,330	—	—		—	—		11,496,330	—	11,496,330	—	11,496,330
Equity instruments (i)		—	—	346,563		—	—		346,563	—	346,563	—	346,563

Total	Ps.	11,496,330	—	346,563		—	—		11,842,893

Financial assets not measured at fair value
Cash and cash equivalents	Ps.	—	—	—		60,621,631	—		60,621,631	—	—	—	—
Customers, net		—	—	—		89,263,870	—		89,263,870	—	—	—	—
Employees and officers		—	—	—	.	3,667,242	—	.	3,667,242	—	—	—	—
Sundry debtors		—	—	—		27,748,849	—		27,748,849	—	—	—	—
Investments in joint ventures, associates and other		—	—	—		14,874,579	—		14,874,579	—	—	—	—
Long-term notes receivable		—	—	—		127,475,276	—		127,475,276	—	—	—	—
Other assets		—	—	—		3,451,096	—		3,451,096	—	—	—	—

Total	Ps.	—	—	—		327,102,543	—		327,102,543

Financial liabilities measured at fair value
Derivative financial instruments	Ps.	(16,650,171)	—	—		—	—		(16,650,171)	—	(16,650,171)	—	(16,650,171)
Total	Ps.	(16,650,171)	—	—		—	—		(16,650,171)
Financial liabilities not measured at fair value
Suppliers	Ps.	—	—	—		—	(208,034,407)		(208,034,407)	—	—	—	—
Accounts and accrued expenses payable		—	—	—		—	(26,055,151)		(26,055,151)	—	—	—	—
Leases		—	—	—		—	(68,148,627)		(68,148,627)	—	—	—	—
Debt		—	—	—		—	(1,983,174,088)		(1,983,174,088)	—	(2,035,079,540)	—	(2,035,079,540)

Total	Ps.	—	—	—		—	(2,285,412,273)		(2,285,412,273)	—

(i)	Related to our participation in TAG Pipeline Sur, S. de R.L. de C.V.

	Carrying amount								Fair value hierarchy
As of December 31, 2018	FVTPL		FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount		Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	Ps.	22,382,277	—	—	—	—	Ps.	22,382,277	—	22,382,277	—	22,382,277
Equity instruments		—	—	245,440	—	—		245,440	—	245,440	—	245,440

Total	Ps.	22,382,277	—	245,440	—	—	Ps.	22,627,717

Financial assets not measured at fair value
Cash and cash equivalents	Ps.	—	—	—	81,912,409	—	Ps.	81,912,409	—	—	—	—
Customers, net		—	—	—	87,740,515	—		87,740,515	—	—	—	—
Sundry debtors		—	—	—	26,323,568	—		26,323,568
Employees and officers		—	—	—	6,333,216	—		6,333,216
Investments in joint ventures, associates and other		—	—	—	16,841,545	—		16,841,545	—	—	—	—
Long-term notes receivable		—	—	—	157,982,449	—		157,982,449	—	—	—	—
Total	Ps.	—	—	—	377,133,702	—	Ps.	377,133,702
Financial liabilities measured at fair value
Derivative financial instruments	Ps.	(15,895,245)	—	—	—	—	Ps.	(15,895,245)	—	(15,895,245)	—	(15,895,245)

Total	Ps.	(15,895,245)	—	—	—	—	Ps.	(15,895,245)

Financial liabilities not measured at fair value
Suppliers	Ps.	—	—	—	—	(149,842,712)	Ps.	(149,842,712)	—	—	—	—
Accounts and accrued expenses payable		—	—	—	—	(24,917,669)		(24,917,669)	—	—	—	—
Debt		—	—	—	—	(2,082,286,116)		(2,082,286,116)	—	(1,913,377,218)	—	(1,913,377,218)

Total	Ps.	—	—	—	—	(2,257,046,497)		Ps. (2,257,046,497)

Summary of Monetary Assets and Liabilities Denominated In Foreign Currency
As of December 31, 2019 and 2018, PEMEX had monetary assets and liabilities denominated in foreign currency as indicated below:

As of December 31, 2019
Foreign currency
	Asset	Liability	Net Asset (Liability)	Exchange rate		Equivalent in Mexican Pesos
U.S. dollar	11,817,320	76,053,967	(64,236,647)	18.	8452		$(1,210,552,454)
Euro	1,974	27,932,908	(27,930,934)	21.	1537		(590,842,588)
Pounds sterling	29	1,575,918	(1,575,889)	24.	9586		(39,331,978)
Japanese yen	—	221,975,145	(221,975,145)	0.	1734		(38,490,490)
Swiss francs	—	1,666,864	(1,666,864)	19.	4596		(32,436,504)

Total						Ps.	(1,911,654,014)

As of December 31, 2018
Foreign currency
	Asset	Liability	Net Asset (Liability)	Exchange rate		Equivalent in Mexican Pesos
U.S. dollar	8,458,532	80,583,838	(72,125,306)	19.	6829		(1,419,635,185)
Euro	14,459	15,714,542	(15,700,083)	22.	5054		(353,336,648)
Pounds sterling	—	816,469	(816,469)	25.	0878		(20,483,411)
Japanese yen	—	467,077,295	(467,077,295)	0.	1793		(83,746,959)
Swiss francs	—	2,843,298	(2,843,298)	19.	9762		(56,798,290)

Total						Ps.	(1,934,000,493)